Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Reward Acquisition [Member]
Subsequent Event [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The table below represents an initial allocation of the preliminary consideration to Reward’s tangible and intangible assets to be acquired and liabilities to be assumed based on the preliminary estimate of their respective fair values.

Consideration
Cash	$239,557,869
Fair value of total consideration transferred	$239,557,869
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets (1)	$102,000,662
Property, plant & equipment	1,261,549
Trade names and Trademarks	19,136,460
Developed Technology	14,352,345
Customer Relationships	82,013,400
Non competition agreement	434,636
Right of use assets	1,324,232
Non-current liabilities (2)	(29,879,877)
Current liabilities (3)	(89,835,848)
Total identifiable net assets	$100,807,560
Goodwill	138,750,309
Total estimated preliminary purchase price allocation	$239,557,869
1.
Includes trade and other receivables, prepayments, cash and cash equivalents and other current assets.
2.
Includes long-term loans, long-term lease liabilities, long-term deferred tax liabilities and other non current liabilities.
3.
Includes trade and other payables, short term loans, short term lease liabilities and other current liabilities.